SHAREHOLDERS' EQUITY - Ordinary Shares (Details)		6 Months Ended
	Oct. 31, 2019 Vote $ / shares shares	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 12, 2019 shares	Oct. 29, 2019 shares
SHAREHOLDERS' EQUITY
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.01
Number of shares authorized					100,000
Class A ordinary shares
SHAREHOLDERS' EQUITY
Number of shares authorized	700,000	70,000,000	70,000,000	70,000,000	71,369
Par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued		37,591,891	16,604,402
Ordinary shares, shares outstanding		37,591,891	16,604,402
Number of votes per common share | Vote	1	1
Number of shares convertible per share	1	1
Class B ordinary shares
SHAREHOLDERS' EQUITY
Number of shares authorized	300,000	30,000,000	30,000,000	30,000,000	28,631
Par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued		2,773,100	2,773,100
Ordinary shares, shares outstanding		2,773,100	2,773,100
Number of votes per common share | Vote	10	10